Note 14 - Related Party Transactions	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
(
14
) RELATED PARTY TRANSACTIONS:

As discussed in Note
7
above, N. Scott Fine, our Chief Executive Officer and Chairman of the Board, was a principal of Scarsdale at the time we initially retained Scarsdale as our financial adviser, and his son, Joshua M. Fine, was employed by Scarsdale at the time of its initial engagement by us and active on our account until his appointment as our Chief Financial Officer in
June 2019.

Since
October 2016,
we have paid a monthly fee of
$5,000
to a non-profit organization of which C.E. Rick Strattan is the Executive Director, in consideration of consulting services provided to us by Mr. Strattan. Mr. Strattan is our founder, former Chief Executive Officer and one
of our directors.

In
June 2019,
we engaged Joshua M. Fine, the son of our Chief Executive Officer, to serve as our Chief Financial Officer. Mr. Fine receives an annual salary of
$125,000.
In addition, he was awarded a stock bonus of
50,000
shares in
September 2019.

During
2017,
Rebecca A. Fine, the daughter of our Chief Executive Officer, provided executive assistant services at the rate of
$5,000
per month. From
January
through
May 2019,
she provided these services at the rate of
$5,800
per month. In
June 2019,
Ms. Fine was employed by us as a full-time employee serving as an executive assistant with an annual salary of
$69,600.
Ms. Fine also received a stock bonus of
25,000
shares in
September 2019.

Kevin J. Strattan, the son of C.E. Rick Strattan, has been employed by us since
2008,
and since
2014
has been our Vice President, Finance – Compensation. His annual salary increased from
$100,000
to
$107,200
in
October 2018.
In addition, he received cash bonuses of
$10,000
and
$12,500
in
2018
and
2019,
respectively. Mr. Strattan also received a stock bonus of
50,000
shares in
September 2019.

Corey E. Strattan, the daughter-in-law of C.E. Rick Strattan, has been employed by us since
2011
as a documentation specialist and logistics coordinator. Her annual salary increased from
$72,000
in
2018,
to
$78,000
in
2019.
In addition, she received a cash bonus of
$5,000
in
2018.
Ms. Strattan also received a stock bonus of
25,000
shares in
September 2019.